Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$ 2,454,951	$ 1,049,535
Less: valuation allowance	(2,454,951)	(1,049,535)
Net deferred tax asset	$ 0	$ 0